Earnings per Share (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Earnings per Share
Net earnings attributable to shareholders of Fairfax	$ 4,772.4	$ 3,874.9
Preferred share dividends	(24.5)	(48.6)
Excess of carrying value over redemption cost of preferred shares redeemed	187.1	53.5
Net earnings attributable to common shareholders - basic and diluted	$ 4,935.0	$ 3,879.8
Weighted average common shares outstanding - basic (in shares)	21,449,822	22,373,092
Share-based payment awards (in shares)	1,634,205	1,790,368
Weighted average common shares outstanding - diluted (in shares)	23,084,027	24,163,460
Net earnings per common share - basic (in dollars per share)	$ 230.07	$ 173.41
Net earnings per common share - diluted (in dollars per share)	$ 213.78	$ 160.56